Subsequent Events - Additional Information (Detail)			3 Months Ended
	Aug. 16, 2021 USD ($) director $ / shares shares	Dec. 31, 2020 $ / shares	Mar. 08, 2021 $ / shares
Subsequent Event [Line Items]
Total number of trading days for determining the share price			30 days
Twilio Inc [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Cumulative Percentage Ownership after All Transactions	15.00%
Merger Agreement [Member] | Syniverse Corporation [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Business Acquisition, Share Price	$ 10.00
Payments to Acquire Businesses, Gross | $	$ 704,440,000
Framework Agreement with Twilio Inc [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Minimum Transaction Proceeds From Trust and Private Placement | $	375,000,000
Framework Agreement with Twilio Inc [Member] | Twilio Inc [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Maximum threshold investment | $	750,000,000
Minimum threshold investment | $	$ 500,000,000
Stockholders Agreement [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Percentage of sale of stock	10.00%
Stockholders Agreement [Member] | Twilio Inc [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Number of directors entitled to appoint | director	4
Ownership Percentage	5.00%
Stockholders Agreement [Member] | Carlyle Partners V Holdings, L.P [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Number of directors entitled to appoint | director	5
Ownership Percentage	5.00%
Class A Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share			$ 0.0001
Series A Convertible Preferred Stock Par or Stated Value Per Share			0.0001
Class A Common Stock [Member] | Stockholders Agreement [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Total number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Class A Common Stock [Member] | Stockholders Agreement [Member] | Syniverse Corporation [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Business Acquisition, Share Price	$ 12.50
Class A Common Stock [Member] | Private Placement [member] | Subsequent Event [member]
Subsequent Event [Line Items]
Amount of common stock allocated to investors | shares	1,500,000
Sale of Stock, price per share	$ 10.00
Common Stock, Value, Subscriptions | $	$ 15,000,000
Class A Common Stock [Member] | PIPE Investors [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Sale of Stock, price per share	$ 10.00
Class B Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share			0.0001
Common Class C [Member] | Subscription Agreement with Twilio Inc [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Common Stock, Value, Subscriptions | $	$ 750,000,000
Common stock, par or stated value per share	$ 0.0001
Series A Convertible Preferred Stock [Member] | PIPE Investors [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Series A Convertible Preferred Stock Issue Price	$ 970.00
Series A Convertible Preferred Stock, Share Subscriptions | shares	250,000,000
Series A Convertible Preferred Stock Par or Stated Value Per Share	$ 0.0001
Sponser [member] | Stockholders Agreement [Member] | Minimum [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Number of directors entitled to appoint | director	1
Ownership Percentage	33.33%
Sponser [member] | Stockholders Agreement [Member] | Maximum [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Number of directors entitled to appoint | director	2
Ownership Percentage	50.00%
Sponser [member] | Private Placement [member]
Subsequent Event [Line Items]
Sale of Stock, price per share			$ 1.50
Sponser [member] | Class A Common Stock [Member] | Sponsor Agreement [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Total number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Sponser [member] | Class A Common Stock [Member] | Sponsor Agreement [Member] | Syniverse Corporation [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Business Acquisition, Share Price	$ 12.50
Sponser [member] | Class B Common Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, price per share		$ 0.003
Total number of trading days for determining the share price		30 days
Sponser [member] | Class B Common Stock [Member] | Sponsor Agreement [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Percentage of common stock to be vest at the closing of business combination	70.00%
Percentage of common Stock vested at Common Class A stock price trigger	30.00%